Investment Securities - Carrying Amounts and Fair Values of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 112,362	$ 101,131
Available-for-sale Securities, Gross Unrealized Gains	1,096	1,119
Available-for-sale Securities, Gross Unrealized Losses	634	1,970
Available-for-sale Securities, Fair Value	112,824	100,280
Held-to-maturity Securities, Amortized Cost	5,496
Held-to-maturity Securities, Gross Unrealized Gains	0
Held-to-maturity Securities, Gross Unrealized Losses	46
Held-to-maturity Securities, Fair Value	5,450	5,450
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	19,030	20,992
Available-for-sale Securities, Gross Unrealized Gains	362	502
Available-for-sale Securities, Gross Unrealized Losses	6	208
Available-for-sale Securities, Fair Value	19,386	21,286
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	50,969	40,245
Available-for-sale Securities, Gross Unrealized Gains	96	150
Available-for-sale Securities, Gross Unrealized Losses	290	809
Available-for-sale Securities, Fair Value	50,775	39,586
Held-to-maturity Securities, Amortized Cost	2,085
Held-to-maturity Securities, Gross Unrealized Gains	0
Held-to-maturity Securities, Gross Unrealized Losses	32
Held-to-maturity Securities, Fair Value	2,053
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	27,748	32,557
Available-for-sale Securities, Gross Unrealized Gains	133	116
Available-for-sale Securities, Gross Unrealized Losses	309	953
Available-for-sale Securities, Fair Value	27,572	31,720
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	11,575	7,337
Available-for-sale Securities, Gross Unrealized Gains	505	351
Available-for-sale Securities, Fair Value	12,080	7,688
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	3,040
Available-for-sale Securities, Gross Unrealized Losses	29
Available-for-sale Securities, Fair Value	3,011
Held-to-maturity Securities, Amortized Cost	3,411
Held-to-maturity Securities, Gross Unrealized Gains	0
Held-to-maturity Securities, Gross Unrealized Losses	14
Held-to-maturity Securities, Fair Value	$ 3,397